Restructuring and related reorganization charges	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring and related reorganization charges	Restructuring and related reorganization charges
In 2024, we committed to restructuring actions intended to simplify our businesses and improve operational efficiencies, which have resulted in headcount reductions and consolidation of operational functions and systems. As a result, we recognized $429 in restructuring and related reorganization charges during 2024. We continue to evaluate additional cost reduction efforts, and should we make decisions in future periods to take further actions we may incur additional restructuring and reorganization charges.
The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2024 and 2023:

Employee severance and benefits
Accrued liability as of January 01, 2023	$—
Charges	6,798
Payments	(5,899)
Accrued liability as of December 31, 2023	$899
Charges	$429
Payments	(1,328)
Accrued liability as of December 31, 2024	$—
For the year ended December 31, 2024, we allocated the total employee severance and benefit expenses of $429 to “Cost of revenue” ($230), “Selling and marketing” expenses ($94), “General and administrative” recovery $25 and “Technology and product development” expenses ($130) in our consolidated statements of operations based on the departmental assignment of terminated employees.
For the year ended December 31, 2023, we allocated the total employee severance and benefit expenses of $6,798 to “Cost of revenue” ($513), “Selling and marketing” expenses ($196), “General and administrative” expenses ($1,948) and “Technology and product development” expenses ($4,141) in our consolidated statements of operations based on the departmental assignment of terminated employees.
We did not recognize any restructuring and related organization charges during 2022.
We allocate the total amounts of restructuring and related reorganization charges to the “Packages, Hotels and Other Travel Products” segment and “Corporate” segment.